BASIS OF PRESENTATION	3 Months Ended
Nov. 30, 2016
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Dominovas Energy Corporation (the "Company") was incorporated on February 2, 2005 under the laws of the State of Nevada and is in the business of developing fuel cell and alternative energy projects.

The following interim unaudited financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles for interim financial information and with the rules and regulations of the Securities and Exchange Commission ("SEC"). Accordingly these financial statements do not include all of the disclosures required by United States Generally Accepted Accounting Principles (“US GAAP”) for complete financial statements. These interim unaudited financial statements should be read in conjunction with the Company's audited financial statements for the year ended August 31, 2016. In the opinion of management, the interim unaudited financial statements include all adjustments, all of which are of a normal recurring nature, necessary for a fair statement of the results of the interim period presented. Operating results for the three month period ended November 30, 2016 are not necessarily indicative of the results that may be expected for the year ending August 31, 2017.